UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):				 [ ] is a restatement.
								 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
				Name:			Pia Capital Management LP.
				Address: 		1 River Road
							Greenwich, CT 06807
				13F File Number: 28-14112

The institutional investment manager filing this report and the person by whom it is signedhereby represent that the person signing the report is authorized to submit it, that all informationcontained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 				Patrick Iuliano
Title: 				Chief Financial Officer and Head of Compliance
Phone: 				203-742-1607
Signature, 			Place, 			and Date of Signing:
PATRICK IULIANO			 Cos Cob, CT		February 9, 2012
Report Type (Check only one.):
      [ X] 13F HOLDINGS REPORT.
      [ ] 13F NOTICE.
      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	7
Form 13F Information Table Value Total: 	$34,718

List of Other Included Managers:

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No. 	13F File Number 	Name



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
FORM 13F INFORMATION TABLE


																	Voting Authority
Name of Issuer		Title of Class		CUSIP	Value (x1000)	Quantity	Sh/Prn	Put/CallInvstmt Dscretn	Other Managers	Sole	Shared	None


ETFS PALLADIUM TR	   	SH BEN INT	26923A106	646	10000		SH		SOLE				10000
FREEPORT-MCMORAN COPPER & GO   	COM		35671D857	920	25000		SH		SOLE				25000
FREEPORT-MCMORAN COPPER & GO   	COM		35671D857	15084	410000		SH	CALL	SOLE
ISHARES INC	    		MSCI HONG KONG	464286871	2321	150000		SH		SOLE				150000
ISHARES INC	    		MSCI HONG KONG	464286871	11989	775000		SH	CALL	SOLE
STILLWATER MNG CO		COM		86074Q102	1308	125000		SH		SOLE				125000
STILLWATER MNG CO		COM		86074Q102	5450	521000		SH	CALL	SOLE



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